Share-based compensation - Employee Share Purchase Program (ESPP) (Details) - Employee share purchase program	May 29, 2023
Share-based compensation
Discount as a percentage of investment by the participant	25.00%
Percentage of increase in shares issued for implementation of discount	33.33%
Number of ADSs issued for the price of one ADS	1.33